Restricted Net Asset Parent Only Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(27)	Restricted Net Asset Parent Only Financial Information

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings. If any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC companies can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. Relevant rules require annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion was greater than 25% threshold of the Group’s total consolidated net deficits as of December 31, 2018. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

The separate condensed financial statements of Yingli Green Energy Holding Company Limited as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of Yingli Green Energy Holding Company Limited has been presented for the period from January 1, 2016 to December 31, 2018.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2018.

Condensed Balance Sheets
(Amounts in thousands)

	December 31, 2017	December 31, 2018
	RMB	RMB	US$
ASSETS

Current assets:
Cash	1,184	13,270	1,930
Amounts due from related parties	2,639,708	2,771,485	403,096
Prepaid expenses and other current assets	171,362	164,555	23,934
Total current assets	2,812,254	2,949,310	428,960
Investments and loans to subsidiaries	-	-	-
Total assets	2,812,254	2,949,310	428,960

LIABILITIES AND SHAREHOLDERS’ DEFICIT

Current liabilities:
Amounts due to related parties	3,066,825	3,236,397	470,714
Other current liabilities and accrued expenses	43,625	46,193	6,720
Total current liabilities	3,110,450	3,282,590	477,434
Non-current liabilities:
Deficit subsidiaries	11,184,517	12,972,645	1,886,793
Total liabilities	14,294,967	16,255,235	2,364,227

Shareholders’ deficit
Ordinary shares -
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2017 and 2018, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2017 and 2018, respectively	13,791	13,791	2,006
Additional paid-in capital	7,257,689	7,258,280	1,055,673

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2017 and 2018, respectively, at cost	(127,331)	(127,331)	(18,520)
Accumulated other comprehensive income/(losses)	119,592	(118,480)	(17,232)
Accumulated deficit	(18,746,454)	(20,332,185)	(2,957,194)
Total shareholders’ deficit	(11,482,713)	(13,305,925)	(1,935,267)

Commitments and contingencies	-	-	-

Total liabilities and shareholders’ deficit	2,812,254	2,949,310	428,960

Condensed Statements of Comprehensive Loss
(Amounts in thousands)

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Selling expenses	29,261	2,277	1,441	210
General and administrative expenses	13,087	26,405	5,140	748
Research and development expenses	-	-	-	-
Total operating expenses	42,348	28,682	6,581	958
Interest expense	(47)	(126)	(123)	(18)
Foreign currency exchange gain/(losses)	4,792	(19,397)	6,235	907
Other income	421	426	422	62
Gain/(Loss) before income taxes	(37,182)	(47,779)	(47)	(7)
Equity in losses of subsidiaries	(2,060,472)	(3,270,249)	(1,613,234)	(234,635)
Income tax expense	-	-	-	-
Net loss	(2,097,654)	(3,318,028)	(1,613,281)	(234,642)
Foreign currency exchange translation adjustment, net of nil tax	(234,675)	174,243	(238,072)	(34,626)
Cash flow hedging derivatives, net of nil tax	-	-	-	-
Comprehensive loss	(2,332,329)	(3,143,785)	(1,851,353)	(269,268)

Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in)/provided by operating activities	(32,459)	(668)	(6,340)	(922)

Investing activities:
Repayment of amounts due from subsidiaries, net	31,767	1,399	18,426	2,680
Net cash provided by investing activities	31,767	1,399	18,426	2,680
Net (decrease)/increase in cash	(692)	731	12,086	1,758
Cash at beginning of year	1,145	453	1,184	172
Cash at end of year	453	1,184	13,270	1,930

Non-cash investing and financing transactions:	-	-	-	-